MATERIAL ACCOUNTING POLICY INFORMATION	6 Months Ended
Jun. 30, 2024
Corporate information and statement of IFRS compliance [abstract]
MATERIAL ACCOUNTING POLICY INFORMATION	MATERIAL ACCOUNTING POLICY INFORMATION
a)Statement of Compliance
These unaudited interim condensed and consolidated financial statements (“interim financial statements”) of our company and its subsidiaries have been prepared in accordance with International Accounting Standard 34, Interim Financial Reporting (“IAS 34”) as issued by the International Accounting Standards Board (“IASB”) and using the accounting policies our company applied in its consolidated financial statements as of and for the year-ended December 31, 2023 (“consolidated financial statements”). The accounting policies that our company applied in its consolidated financial statements are disclosed in Note 3 of such financial statements, of which reference should be made in reading these interim financial statements.
These interim financial statements were authorized for issuance by the Board of Directors of our company on August 9, 2024.
b)Significant Accounting Judgments and Key Sources of Estimation Uncertainty
In preparing our interim financial statements, we make judgments in applying our accounting policies. The areas of judgment are consistent with those reported in our consolidated financial statements. As disclosed in our consolidated financial statements, our company uses significant assumptions and estimates to determine the fair value of our property, plant and equipment and the value-in-use or fair value less costs of disposal of the cash-generating units or groups of cash generating units to which goodwill or an intangible asset has been allocated. In addition, the impairment assessment of investments in associates requires estimation of the recoverable amount of the investment.
c)Recently adopted accounting standards
International Tax Reform – Pillar Two Model Rules (Amendments to IAS 12)
Our company operates in countries, including Canada, which have enacted new legislation to implement the global minimum top-up tax, effective from January 1, 2024. Our company has applied a temporary mandatory relief from recognizing and disclosing deferred taxes in connection the global minimum top-up tax and will account for it as a current tax when it is incurred. There is no material current tax impact for the period ended June 30, 2024. The global minimum top-up tax is not anticipated to have a significant impact on the financial position of our company.
Classification of Liabilities as Current or Non-current (Amendments to IAS 1)
The amendments to IAS 1 clarify how to classify debt and other liabilities as current or non-current. The amendments are applied retrospectively for annual periods beginning on or after January 1, 2024, and has been adopted as of this date. The amendment did not have a material impact on the financial position of our company.